Acquisition (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Summary of the consideration paid for EJ and E and the fair value of the assets acquired and liabilities assumed that were recognized at the acquisition date.

The following table summarizes the consideration paid for EJ&E and the fair value of the assets acquired and liabilities assumed that were recognized at the acquisition date:

In US millions	At January 31, 2009
Consideration
Cash	$300
Fair value of total consideration transferred	$300

Recognized amounts of identifiable assets acquired and liabilities assumed
Current assets	$4
Properties	310
Current liabilities	(4)
Other noncurrent liabilities	(10)
Total identifiable net assets	$300